SCHEDULE OF FINANCE COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Unrealized Losses (Gains)	$ 27	$ (397)
Realized Losses (Gains)	(3)	24
Bank Fees	528	400
Finance Costs	68	540
Remeasurement of contingent consideration		600
Total Finance Expenses	$ 619	$ 1,167